ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Balance, beginning of period	$ 1,285	$ 1,019
Accruals	1,600	957
Settlements	(1,407)	(691)
Balance, end of period	$ 1,478	$ 1,285